Parent Company Only - Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net (loss) income	$ (105,452)	$ (490,702)
Adjustments to reconcile net income (loss) to net cash flows
Adjustments for amortisation expense	7,069	9,075
Private Placement derivatives loss (gain)	0	306,646
Non-cash financial loss (gain)	0	23,054
Stock based compensation expense	14,208	3,518
Interest income	(20,189)	(18,469)
Interest expense	79,635	104,556
Changes in working capital:
Changes in other liabilities and assets	(166,125)	(115,869)
Net cash flow from operating activities	587,885	463,031
Cash flows from investing activities
Interest received	16,198	18,064
Net cash flow used in investing activities	(130,096)	(81,532)
Cash flows from financing activities
Dividend distribution by subsidiary to non-controlling interests	(867)	(720)
Proceeds from exercise of stock options	5,457	0
Interest paid	(122,815)	(133,920)
Net cash flow used in financing activities	(184,510)	(219,247)
Net increase in cash and cash equivalents	275,883	159,881
Cash and cash equivalents at January 1	2,489,672	1,513,713
Cash and cash equivalents at March 31	$ 2,765,555	$ 1,673,594